Note 4 - Property and Equipment (Detail) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Depreciation	$ 10,527	$ 9,034	$ 20,897	$ 25,530